Reserves - Disclosure of Restricted Share Units Reserve (Detail) - RSU [member]	3 Months Ended				6 Months Ended
	Jun. 30, 2020 USD ($) shares	Mar. 31, 2020 USD ($) shares	Jun. 30, 2019 USD ($) shares	Mar. 31, 2019 USD ($) shares	Jun. 30, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Jun. 30, 2019 USD ($) shares
Disclosure of restricted share units reserve [line items]
Beginning balance | shares	373,143	366,323	370,343	370,133	366,323	370,728	370,133
Granted | shares	1,230	131,730	1,400	131,220	132,960		132,620
Released | shares	(3,495)	(124,910)	(185)	(130,730)		(2,755)
Forfeited | shares			(830)	(280)		(1,650)
Ending balance | shares	370,878	373,143	370,728	370,343	370,878	366,323	370,728
Weighted Average Intrinsic Value,Beginning Balance | $	$ 22.32	$ 21.67	$ 21.67	$ 20.36	$ 21.67	$ 21.67	$ 20.36
Weighted Average Intrinsic Value,Granted | $	43.61	24.08	22.12	24.53
Weighted Average Intrinsic Value,Released | $	20.85	22.29	20.44	20.85		19.16
Weighted Average Intrinsic Value, Forfeited | $			23.00	20.41		23.76
Weighted Average Intrinsic Value, Ending Balance | $	$ 22.40	$ 22.32	$ 21.67	$ 21.67	$ 22.40	$ 21.67	$ 21.67